Inventories (Details 1) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Classes of current inventories [abstract]
Raw materials, consumables and changes in finished goods and work in progress	₨ 69,838	₨ 58,268	₨ 51,892
Inventory write-downs	₨ 4,584	₨ 2,521	₨ 3,652